Intangible assets, net - Amortization expenses recognized (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Intangible assets, net
2026	¥ 6,403
2027	4,484
2028	3,742
2029	2,979
2030 and thereafter	4,263
Net carrying amount	¥ 21,871	¥ 15,931